INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
a)Accounting policy
Intangible assets acquired separately are measured at acquisition / formation cost upon their initial recognition. The cost of an intangible asset are capitalized until the asset becomes operational. The cost of an intangible asset acquired in a business combination is its fair value at the acquisition date.
After initial recognition, intangible assets are stated at acquisition and/or buildup cost, net of amortization and accumulated provision for impairment, where applicable. Intangible assets generated internally, excluding capitalized development costs, are not capitalized, and the expense is reflected in the statement of income for the year in which it is incurred.
The useful lives of intangible assets are considered finite or indefinite.
•Intangible assets with finite useful lives are amortized over their economic useful lives under the straight-line method and are tested for impairment whenever there is any indication of impairment loss. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed on an annual basis.

Changes in the estimated useful life or the expected pattern of consumption of future economic benefits embodied in an asset are accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of income in the cost/expense category consistent with the function of the intangible assets.
•Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the CGU level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be justifiable. Otherwise, changes in useful life – from indefinite to finite - are carried out prospectively. Goodwill generated upon investment acquisition is treated as an intangible asset with indefinite useful lives.

When goodwill has been allocated to a CGU and part of the operation within that CGU is disposed that, the goodwill associated with that operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is allocated based on the relative fair values of the disposed operation and the portion of the CGU retained.
Gains and losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and recognized in the statement of income on disposal.
b)Critical estimates and judgments
The accounting treatment of the investment in intangible assets includes making estimates to determine the useful life for amortization purposes, particularly for assets acquired in business combinations.
The determination of the useful lives requires estimates in relation to the expected technological evolution and the alternative use of the assets. Hypotheses related to the technological aspect and its future development imply a significant degree of analysis, since the timing and nature of future technological changes are difficult to predict.
Information on the recoverability of fixed assets is presented in note 15.
c)Breakdown and changes
A brief description of the key intangible asset items with finite useful lives, is as follows:
•Licenses: These include concession and authorization licenses, acquired from ANATEL for provision of telecommunication services. These also include licenses from business combinations.
•Software: This includes licenses for software used in the Company’s operating, commercial and administrative activities.
•Trademarks and customer portfolio: This includes intangible assets acquired through business combination.

	Indefinite useful life	Finite useful life
	Goodwill(1)	Licenses	Software	Trademarks	Customer portfolio	Other intangible assets	Software under development	Total
Balance on December 31, 2021	22,868,268	14,906,531	4,771,275	736,794	369,238	39,524	412,677	44,104,307
Additions(2)	—	190,066	352,128	—	—	—	2,260,031	2,802,225
Write-offs, net(3)	—	—	1,378	—	—	—	(149)	1,229
Net transfers(3)	—	—	2,077,044	—	—	—	(1,976,198)	100,846
Business combination – Garliava (Note 1.c.3)	3,394,710	2,612,566	—	—	96,195	—	—	6,103,471
Business combination – Vita IT (note 1.c.4)	98,851	—	177	4,527	29,545	—	—	133,100
Amortization (Note 26)	—	(1,417,412)	(1,853,464)	(84,770)	(161,188)	(3,094)	—	(3,519,928)
Balance on December 31, 2022	26,361,829	16,291,751	5,348,538	656,551	333,790	36,430	696,361	49,725,250
Additions(2)	—	63,132	182,161	—	—	—	2,677,678	2,922,971
Write-offs, net(3)	—	—	(969)	—	—	—	—	(969)
Net transfers	—	—	2,706,031	—	—	—	(2,571,541)	134,490
Business combination – Vita IT (note 1.c.4)	(22,770)	—	—	(451)	(18,122)	12,324	—	(29,019)
Business combination – Vale Saúde Sempre (Note 1 c.5)	51,637	—	—	774	607	6,175	—	59,193
Amortization (Note 26)	—	(1,467,824)	(2,178,762)	(84,972)	(110,475)	(6,908)	—	(3,848,941)
Balance on December 31, 2023	26,390,696	14,887,059	6,056,999	571,902	205,800	48,021	802,498	48,962,975

Balance on December 31, 2022
Cost	26,361,829	29,685,824	25,029,658	1,663,424	4,566,457	269,639	696,361	88,273,192
Accumulated amortization	—	(13,394,073)	(19,681,120)	(1,006,873)	(4,232,667)	(233,209)	—	(38,547,942)
Total	26,361,829	16,291,751	5,348,538	656,551	333,790	36,430	696,361	49,725,250

Balance on December 31, 2023
Cost	26,390,696	29,748,956	27,908,360	1,663,747	4,548,942	288,112	802,498	91,351,311
Accumulated amortization	—	(14,861,897)	(21,851,361)	(1,091,845)	(4,343,142)	(240,091)	—	(42,388,336)
Total	26,390,696	14,887,059	6,056,999	571,902	205,800	48,021	802,498	48,962,975

(1)Refer to the operations of Santo Genovese Participações (2004); Spanish and Figueira (2006); Telefônica Televisão Participações (2008); Vivo Participações (2011); GVT Participações (2015); Garliava and Vita IT (2022) and VSS (2023).
(2)Licenses refer to the acquisition of 5G licenses (in 2021) and extensions of authorizations for the right to use radio frequencies for SMP exploration.
(3)Total balances refer to transfers between classes of fixed and intangible assets (Note 13.c).
d)Amortization rates
Below, we present the annual amortization rates for the years ended December 31, 2023 and 2022.

Description	12.31.2023			12.31.2022
Licenses	3.60%	to	20.34%	3.60%	to	20.00%
Softwares	20.00%			20.00%
Trademarks	5.13%	to	23.50%	7.7%
Customer portfolio	9.52%	to	20.70%	12.50%	to	20.00%
Other intangible assets	6.67%	to	20.00%	6.67%	to	20.00%
e)Licenses / authorizations
In the following table, we briefly present the information on the authorizations of each sub-band held by the Company for use in the SMP, as well as the events that occurred in 2023 related to their respective extensions (when applicable).

Subband-Radio Frequency	Geographic coverage	Comments	Expiration of authorizations	Events in 2023
700 MHz	National	—	2029	—
850 MHz	National (except AL, CE, PB, PE, PI e RN)	GO (sector of 24 do PGO); MS (sector 21 of PGO); MG (sector2 of PGO); RS (sector 29 of PGO); and SP (except sector 33 of PGO)	2023-2028	(1)
900 MHz	ES, RJ, AM, AP, RR, PA, MA, SE, BA, AC, DF, MT, RO, MS, SC, TO, RS, GO and PR	MS (sector 21 of PGO); RS (sector 29 of PGO); GO (sector of 24 do PGO) and PR (sector 19 of PGO)	2023 (expired)	(2)
	MG, AM, RR, AP, PA, MA, BA, SE and SP (except area 11)	Authorizations arising from the acquisition of part of UPI Ativos Móveis from Oi in 2022 (note 1.c.3)	2031-2032	—
1.800 MHz	National (except MG)	—	2032	(3)
	National (except area 43 – PR)	Authorizations arising from the acquisition of part of UPI Ativos Móveis from Oi in 2022 (note 1.c.3)	2031-2032	—
900 MHz / 1.800 MHz	MG (sector 3 PGO)	—	2035	—
	MG (sector 2 PGO)	—	2032	(4)
2.100 MHz	National	—	2038	(5)
	ES, MG, AM, AP, PA, MA, RR, AL, CE, PB, PE, PI, RN, AC, RO, MT, MS, TO, GO, DF, SP (except sector 33 PGO), RS, PR and SC	Authorizations arising from the acquisition of part of UPI Ativos Móveis from Oi in 2022 (note 1.c.3)	2038	—
2.300 MHz	RJ, SP, ES, MG, AM, AC, AP, RR, RO, TO, PA, MT, MS, GO and DF	SP (except sector 33 of PGO); MG (sector 2 of PGO); MS (except sector 22 of PGO) and GO (except sector 25 of PGO)	2041	—
2.500 MHz	National	—	2027-2031	—
3.500 MHz	National		2041	—
26 GHz	National		2041	—

(1)Extension of authorizations in 850 MHz: In accordance with the provisions of Agreement No. 618, of November 26, 2020, ANATEL extended, until November 29, 2028, the terms of authorization for the use of subbands in 850 MHz MHz held by Telefônica states of Minas Gerais, Bahia, São Paulo, Tocantins, Goiás, Espírito Santo and Sergipe whose terms ended, respectively, in the months of April, June, August, October (Goiás and Tocantins), November and December 2023. As with the other authorizations in 850 MHz, the Agency determined that the amount due for the extension must be calculated based on net present value (“NPV”) parameters, in order to reflect, according to ANATEL, the real economic value (market value) of the sub-bands.
(2)Non-extension of authorizations in 900 MHz (except MG): The Board of Directors of ANATEL, through Agreement nºNo. 105, of April 28, 2023, determined that the terms of authorization associated with the sub-bands in 900 MHz would not be extended, except in the state of MG (sectors 2 and 3 of the PGO), claiming that the efficient use of this spectrum has not been properly demonstrated, since the low capacity associated with this band (2.5 + 2.5 MHz) imposes limitations on its effective use. The non-renewal of these 900 MHz licenses, however, does not affect the services currently provided by the Company.
(3)Extension of radio frequency authorizations in 1800 MHz (except MG): Also through Agreement nº 105, of April 28, 2023, the Board of Directors of ANATEL decided to extend the terms of authorization for the use of sub-bands in 1800 MHz until 2032, signaling the completion on this date of a sectoral relocation of the channels associated with the sub-bands, along the same lines as that intended for the sub-bands in 850 MHz. Considering the forecast established in the original renewal authorization terms for a period of 15 years (expiring in 2038), this decision resulted in a reduction of 6 years in the expected validity of the extended terms, with the exception of the 900 MHz and 1800 MHz authorizations in sector 3 of the PGO (region of the state of Minas Gerais), already previously extended until 2035.
(4)Extension of authorizations at 900 and 1800 MHz (MG): In relation to authorizations at 900 and 1,800 MHz for the state of MG (sector 2 of the PGO), it is important to inform that ANATEL, through Ruling No. 215, of 25 August 2023, determined the extension, until December 22, 2032, of the right-of-use authorizations held by Telefônica,the first extension of which expired in April 2023
(5)Extension of authorizations in 2,100 MHz: Through Ruling No. 102, of April 28, 2023, ANATEL communicated the decision to extend the authorizations held by the Company for the 2,100 MHz radio frequency sub-band until 2038.As this concerns the In the first extension period, payment will be made on a biannual basis (note 23) starting in 2025.